UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108

                    Oppenheimer Capital Appreciation Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                          September 30, 2004 (Unaudited)
================================================================================

Oppenheimer Capital Appreciation Fund/VA

                                                                              Shares              Value
---------------------------------------------------------------------------------------------------------
COMMON STOCKS--96.5%
---------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--16.3%
---------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.9%
Carnival Corp.                                                               363,200    $    17,175,728
---------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                                 397,800         17,344,080
                                                                                        -----------------
                                                                                             34,519,808
---------------------------------------------------------------------------------------------------------
MEDIA--10.3%
Clear Channel Communications, Inc.                                           521,200         16,245,804
---------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special, Non-Vtg. 1                                   1,769,600         49,407,232
---------------------------------------------------------------------------------------------------------
Cox Communications, Inc., Cl. A  1                                           117,500          3,892,775
---------------------------------------------------------------------------------------------------------
News Corp. Ltd. (The), Sponsored ADR                                         666,200         21,897,994
---------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                          103,300          7,547,098
---------------------------------------------------------------------------------------------------------
Time Warner, Inc. 1                                                        2,280,700         36,810,498
---------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Cl. A 1                                      444,165         14,040,056
---------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                        1,264,300         42,429,908
                                                                                        -----------------
                                                                                            192,271,365
---------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--2.0%
Federated Department Stores, Inc.                                            209,700          9,526,671
---------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                                          135,100          4,766,328
---------------------------------------------------------------------------------------------------------
Target Corp.                                                                 513,300         23,226,825
                                                                                        -----------------
                                                                                             37,519,824
---------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.1%
Best Buy Co., Inc.                                                            86,600          4,697,184
---------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                                           66,700          2,281,140
---------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                              828,800         15,498,560
---------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                             365,300         14,319,760
---------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                             51,000          2,771,850
                                                                                        -----------------
                                                                                             39,568,494
---------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--8.2%
---------------------------------------------------------------------------------------------------------
BEVERAGES--3.4%
Anheuser-Busch Cos., Inc.                                                    503,300         25,139,835
---------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                          187,300          7,501,365
---------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                629,200         30,610,580
                                                                                        -----------------
                                                                                             63,251,780
---------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.2%
Costco Wholesale Corp.                                                       256,000         10,639,360
---------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                        376,400         20,024,480
---------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                 276,900          9,921,327
                                                                                        -----------------
                                                                                             40,585,167
---------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.0%
Clorox Co. (The)                                                             116,400          6,204,120
---------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                          70,200          4,534,218
---------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                   480,200         25,988,424
                                                                                        -----------------
                                                                                             36,726,762
---------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.6%
Estee Lauder Cos., Inc. (The), Cl. A                                         255,800         10,692,440

---------------------------------------------------------------------------------------------------------
ENERGY--7.5%
---------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.9%
BJ Services Co. 1                                                            221,200         11,593,092
---------------------------------------------------------------------------------------------------------
Halliburton Co.                                                              225,600          7,600,464
---------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                            221,600         14,915,896
                                                                                        -----------------
                                                                                             34,109,452
---------------------------------------------------------------------------------------------------------
OIL & GAS--5.6%
Amerada Hess Corp.                                                            81,900          7,289,100
---------------------------------------------------------------------------------------------------------
Apache Corp.                                                                  60,700          3,041,677
---------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                   250,600         10,224,480
---------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                            52,700          3,742,227
---------------------------------------------------------------------------------------------------------
Encana Corp.                                                                 219,640         10,160,135
---------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                            822,600         39,756,258
---------------------------------------------------------------------------------------------------------
Kinder Morgan Management LLC                                                 271,280         11,263,546
---------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                              69,600          6,039,192
---------------------------------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                                               131,600         13,445,572
                                                                                        -----------------
                                                                                            104,962,187
---------------------------------------------------------------------------------------------------------
FINANCIALS--10.1%
---------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.6%
Bank of America Corp.                                                        216,200          9,367,946
---------------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                                        35,500          1,959,600
                                                                                        -----------------
                                                                                             11,327,546
---------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.1%
American Express Co.                                                         435,500         22,410,830
---------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                112,900         10,857,593
---------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                              977,500         43,127,300
---------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                         659,428         26,199,074
---------------------------------------------------------------------------------------------------------
Morgan Stanley                                                               584,600         28,820,780
---------------------------------------------------------------------------------------------------------
Providian Financial Corp. 1                                                   61,500            955,710
                                                                                        -----------------
                                                                                            132,371,287
---------------------------------------------------------------------------------------------------------
INSURANCE--2.4%
American International Group, Inc.                                           367,850         25,010,122
---------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                   319,300         15,019,872
---------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                        66,400          4,912,936
                                                                                        -----------------
                                                                                             44,942,930
---------------------------------------------------------------------------------------------------------
HEALTH CARE--16.7%
---------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.5%
Amgen, Inc. 1                                                                423,800         24,020,984
---------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                       204,800          3,864,576
---------------------------------------------------------------------------------------------------------
Biogen Idec, Inc. 1                                                          150,400          9,199,968
---------------------------------------------------------------------------------------------------------
Digene Corp. 1                                                               178,600          4,636,456
---------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                      469,400         17,546,172
---------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.                                                         41,000          2,166,850
---------------------------------------------------------------------------------------------------------
Martek Biosciences Corp. 1                                                    17,600            856,064
---------------------------------------------------------------------------------------------------------
MedImmune, Inc. 1                                                            124,600          2,953,020
                                                                                        -----------------
                                                                                             65,244,090

---------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.4%
Medtronic, Inc.                                                              814,200         42,256,980
---------------------------------------------------------------------------------------------------------
Millipore Corp. 1                                                            364,700         17,450,895
---------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                            378,300          6,514,326
---------------------------------------------------------------------------------------------------------
Stryker Corp.                                                                241,400         11,606,512
---------------------------------------------------------------------------------------------------------
Waters Corp. 1                                                                83,500          3,682,350
                                                                                        -----------------
                                                                                             81,511,063
---------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.5%
Laboratory Corp. of America Holdings 1                                        55,300          2,417,716
---------------------------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc. 1                                   147,700          5,317,200
---------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                                       21,200          1,870,264
                                                                                        -----------------
                                                                                              9,605,180
---------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--8.3%
Eli Lilly & Co.                                                              339,400         20,380,970
---------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                            592,700         33,386,791
---------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                            403,867         13,327,611
---------------------------------------------------------------------------------------------------------
Novartis AG                                                                  497,588         23,258,872
---------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                               1,510,400         46,218,240
---------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                             56,082          5,810,439
---------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR                           482,896         12,531,151
                                                                                        -----------------
                                                                                            154,914,074
---------------------------------------------------------------------------------------------------------
INDUSTRIALS--13.3%
---------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.8%
Boeing Co.                                                                   136,100          7,025,482
---------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR                                    256,000          6,758,400
---------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                249,900          8,961,414
---------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                                            139,400          9,339,800
---------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                        284,300         15,858,254
---------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                       123,900          6,607,587
---------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                        37,700          1,400,178
---------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                    162,900         15,211,602
                                                                                        -----------------
                                                                                             71,162,717
---------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--2.0%
Expeditors International of Washington, Inc.                                 180,500          9,331,850
---------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                  122,600         10,505,594
---------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                                           213,100         16,178,552
                                                                                        -----------------
                                                                                             36,015,996
---------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.9%
Manpower, Inc.                                                                96,300          4,284,387
---------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                       464,900         12,710,366
                                                                                        -----------------
                                                                                             16,994,753
---------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Rockwell Automation, Inc.                                                     47,300          1,830,510
---------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.8%
General Electric Co.                                                       2,802,900         94,121,382
---------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                      467,600         14,336,616
                                                                                        -----------------
                                                                                            108,457,998

---------------------------------------------------------------------------------------------------------
MACHINERY--0.7%
Ingersoll-Rand Co., Cl. A                                                    186,300         12,662,811
---------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--21.6%
---------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.4%
Cisco Systems, Inc. 1                                                      1,998,000         36,163,800
---------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. 1                                                1,338,500          4,243,045
---------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                               624,800         11,271,392
---------------------------------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR                                                   932,700         12,796,644
---------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                               106,000          4,138,240
---------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, Sponsored ADR 1                             392,000         12,246,080
                                                                                        -----------------
                                                                                             80,859,201
---------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.3%
Dell, Inc. 1                                                                 522,300         18,593,880
---------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                  249,300          2,876,922
---------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                        465,500         39,911,970
                                                                                        -----------------
                                                                                             61,382,772
---------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.5%
Agilent Technologies, Inc. 1                                                 496,200         10,703,034
---------------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                              357,800         11,896,850
---------------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc. 1                                               425,900          5,494,110
                                                                                        -----------------
                                                                                             28,093,994
---------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.6%
Yahoo!, Inc.                                                                 895,900         30,379,969
---------------------------------------------------------------------------------------------------------
IT SERVICES--0.6%
Accenture Ltd., Cl. A 1                                                      419,500         11,347,475
---------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.0%
Analog Devices, Inc.                                                         243,000          9,423,540
---------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp. 1                                                233,000          2,059,720
---------------------------------------------------------------------------------------------------------
Intel Corp.                                                                1,578,100         31,656,686
---------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                      601,500         12,799,920
                                                                                        -----------------
                                                                                             55,939,866
---------------------------------------------------------------------------------------------------------
SOFTWARE--7.2%
Adobe Systems, Inc.                                                          467,800         23,142,066
---------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                19,700            958,011
---------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                               517,200          6,744,288
---------------------------------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                                       448,000          7,848,960
---------------------------------------------------------------------------------------------------------
Mercury Interactive Corp. 1                                                  106,600          3,718,208
---------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                            2,444,400         67,587,660
---------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                               277,200          1,749,132
---------------------------------------------------------------------------------------------------------
SAP AG, Sponsored ADR                                                        499,000         19,436,050
---------------------------------------------------------------------------------------------------------
Symantec Corp. 1                                                              59,600          3,270,848
                                                                                        -----------------
                                                                                            134,455,223
---------------------------------------------------------------------------------------------------------
MATERIALS--2.3%
---------------------------------------------------------------------------------------------------------
CHEMICALS--2.3%
Air Products & Chemicals, Inc.                                               208,000         11,311,040
---------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                             137,400          6,207,732
---------------------------------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                                                 150,500          6,441,400
---------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                454,700         19,433,878
                                                                                        -----------------
                                                                                             43,394,050
---------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.5%
---------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
Telefonos de Mexico SA de CV, Sponsored ADR                                  294,600          9,506,741
                                                                                        -----------------
Total Common Stocks (Cost $1,757,983,882)                                                 1,796,607,525
                                                                           Principal
                                                                              Amount
---------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.8%
Undivided interest of 4.93% in joint repurchase agreement (Principal
Amount/Value $1,446,038,000, with a maturity value of $1,446,110,302)
with UBS Warburg LLC, 1.80%, dated 9/30/04, to be repurchased at
$71,337,567 on 10/1/04, collateralized by Federal National Mortgage
Assn., 5%, 3/1/34, with a value of $1,477,979,332  (Cost $71,334,000)   $ 71,334,000         71,334,000
---------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,829,317,882)                              100.3%     1,867,941,525
---------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                           (0.3)        (5,614,000)
                                                                     ------------------------------------
Net Assets                                                                     100.0%   $ 1,862,327,525
                                                                     ====================================


1. Non-income producing security.


SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $    1,838,745,336
                                              ==================

Gross unrealized appreciation                 $      205,521,146
Gross unrealized depreciation                       (176,324,957)
                                              ------------------
Net unrealized appreciation                   $       29,196,189
                                              ==================

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)